FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of fair value measurement (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Investments	$ 8,136,943	$ 77,229	$ 77,229
Recurring [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	8,136,943	77,229
Recurring [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	7,098,893	0
Recurring [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	0	0
Recurring [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	$ 1,038,050	$ 77,229